NOTE 8 - STOCKHOLDERS' EQUITY (Details) - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Apr. 30, 2018	Jan. 31, 2018	Oct. 16, 2017	Feb. 28, 2017
Preferred Stock, Shares Authorized	75,000,000	75,000,000		75,000,000				75,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	2,500,000,000	2,500,000,000		2,500,000,000	2,500,000,000	1,000,000,000		500,000,000
Stockholders' Equity, Reverse Stock Split	The Company effectuated a reverse stock split of 1-for-250 as of July 23, 2018
Preferred Stock, Shares Outstanding	0	0		0
Warrants Issued			14,000,000
Warrants Outstanding		16,000,000
Warrants Fully Vested		16,000,000
Issuance of common stock-Omnibus Stock Grant and Option Plan			7,500,000
Restricted Stock Units (RSUs)
Issuance of common stock-Omnibus Stock Grant and Option Plan		15,975,000
Restricted Stock
Issuance of common stock-Omnibus Stock Grant and Option Plan		36,000,000
Common Stock
Issuance of common stock for services		340,000	1,177,778
Issuance of common stock-Note Conversion, shares		340,621
Issuance of common stock for services		4,400,000	1,000,000
Issuance of common stock for cash		507,917	900,000
Cancelation of common stock for debt		(200,267)
Cancelation of common stock for debt		(600,000)
Issuance of common stock for services		6,400,000	3,500,000
Issuance of common stock for debt			1,200,000
Issuance of common stock for services		1,000,000	2,000,000
Issuance of common stock for services			715,000
Preferred Stock
Issuance of common stock-Share Conversion Agreements		15,592,986
Issuance of common stock-Share Conversion Agreements, Retired		467,057
Series A Preferred Stock
Preferred Stock, Shares Authorized							1,333,334	25,000,000